Remuneration and other benefits paid to the Bank’s directors and senior managers - Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 233	€ 178
Loans commitment granted
Direct risk exposure
Risk exposure on loan commitments, etc.	241,179,000	218,083,000	[1]	€ 207,671,000
Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	233	178
Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	13,650,000	11,723,000	[1]	€ 14,499,000
Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	18	18
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	18	18
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Jose Antonio Alvarez Alvarez | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	27	8
Mr. Jose Antonio Alvarez Alvarez | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	27	8
Mr. Jose Antonio Alvarez Alvarez | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Bruce Carnegie-Brown | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Bruce Carnegie-Brown | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Bruce Carnegie-Brown | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Rodrigo Echenique Gordillo | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	33	29
Mr. Rodrigo Echenique Gordillo | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	33	29
Mr. Rodrigo Echenique Gordillo | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21	15
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21	15
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Ms. Sol Daurella Comadran | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	55	53
Ms. Sol Daurella Comadran | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	55	53
Ms. Sol Daurella Comadran | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Carlos Fernandez Gonzalez | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	12
Mr. Carlos Fernandez Gonzalez | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	12
Mr. Carlos Fernandez Gonzalez | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mrs. Esther Gimenez-Salinas I Colomer | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	1	1
Mrs. Esther Gimenez-Salinas I Colomer | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	1	1
Mrs. Esther Gimenez-Salinas I Colomer | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Ignacio Benjumea Cabeza de Vaca | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	1	0
Mr. Ignacio Benjumea Cabeza de Vaca | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	1	0
Mr. Ignacio Benjumea Cabeza de Vaca | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mrs. Belen Romana Garcia | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21	21
Mrs. Belen Romana Garcia | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21	21
Mrs. Belen Romana Garcia | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Guillermo de la Dehesa Romero | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	56	21
Mr. Guillermo de la Dehesa Romero | Loans commitment granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	56	21
Mr. Guillermo de la Dehesa Romero | Financial guarantees granted | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 0	€ 0

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).